BANK LOANS	12 Months Ended
Sep. 30, 2022
BANK LOANS.
BANK LOANS

NOTE 9 – BANK LOANS

In May 2022, Gansu QLS entered into supply chain facility agreement (the “Facility Agreement” with China Construction Bank. The total credit limit under the Facility Agreement is RMB 30,000,000 (approximately $ 4.6 million). As of the date of the report, Gansu QLS utilized RMB 1,000,000 (approximately $ 0.2 million) of the credit limit, which will be due on March 23, 2023. The loans bear fixed interest rates of 3% per annum. The credit is secured by Gansu QLS’s buildings.